Interests in other entities (Details) - Ordinary shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Mesoblast, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Equity holding	100.00%	100.00%
Mesoblast International Sàrl (includes Mesoblast International Sàrl Singapore Branch)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Equity holding	100.00%	100.00%
Mesoblast Australia Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Equity holding	100.00%	100.00%
Mesoblast UK Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Equity holding	100.00%	100.00%
BeiCell Ltd(1)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Equity holding	0.00%	100.00%